Financial Risk Management and Financial Instruments - Summary of Weightings Applied to Valuation Method (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	50.00%
Secondary Market Transactions
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	50.00%
Bottom of Range | PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		50.00%
Bottom of Range | Secondary Market Transactions
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		20.00%
Top of Range | PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		80.00%
Top of Range | Secondary Market Transactions
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		50.00%